Long-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Long-Term Borrowings
Schedule of long-term borrowings

	December 31,	December 31,
	2020	2021

	(in thousands)
Unsecured borrowings	$58,500	52,500
Less: current portion	(6,000)	(6,000)
Total	$52,500	46,500
Unused long-term credit lines	$40,000	40,000
Interest rate	0.68819%~ 0.92112%	0.62467%~ 0.73055%
Duration	2020/8/4~ 2030/9/2	2020/8/4~ 2030/9/2

Schedule of reconciliation of borrowings to cash flows arising from financing activities

	Year ended December 31,
	2020	2021

	(in thousands)
Balance at beginning of year	$-	58,500
Change from financing activities:
Proceeds from borrowings	60,000	-
Repayments of borrowings	(1,500)	(6,000)
Total changes from financing activities	58,500	(6,000)
Balance at end of year	$58,500	52,500